PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                           STRONG ADVISOR INCOME FUNDS
                               CLASSES A, B, AND C

                            STRONG ADVISOR BOND FUND
                       STRONG ADVISOR MUNICIPAL BOND FUND
                     STRONG ADVISOR SHORT DURATION BOND FUND
                      STRONG ADVISOR STRATEGIC INCOME FUND

                           STRONG ADVISOR INCOME FUNDS
                                     CLASS C

                        STRONG GOVERNMENT SECURITIES FUND
                         STRONG MINNESOTA TAX-FREE FUND
                      STRONG SHORT-TERM MUNICIPAL BOND FUND
                         STRONG WISCONSIN TAX-FREE FUND

               Supplement to the prospectuses dated March 1, 2004

ADVISOR BOND FUND, ADVISOR MUNICIPAL BOND FUND, ADVISOR SHORT DURATION BOND FUND, AND ADVISOR STRATEGIC INCOME FUND

The "How to Reduce Your Sales Charge" section of the prospectus beginning on page 49 is updated as follows:

o Shareholders may combine the current market value of their Class A, Class B, and Class C shares in the Strong Funds (excluding Class A shares acquired without paying an initial sales charge) for the purpose of calculating the initial sales charge assessed on purchases in Class A shares, as described in the prospectus under RIGHTS OF ACCUMULATION and GROUP INVESTMENT PROGRAM.
o Shareholders may combine the original purchase price of their Class A, Class B, and Class C shares in the Strong Funds (excluding Class A shares acquired without paying an initial sales charge), regardless of any appreciation or depreciation in the market value, for the purpose of calculating the initial sales charge assessed on purchases in Class A shares, as described in the prospectus under LETTER OF INTENT.

The descriptions for RIGHTS OF ACCUMULATION and LETTER OF INTENT on page 50 is updated to allow shareholders to combine accounts they currently own with accounts owned by a member of their immediate family (spouse or domestic partner, and their children or grandchildren if they are under the age of 21), and provides additional details regarding the types of accounts that can be combined to reduce sales charges for purchases of Class A shares. The types of accounts that can be combined are as follows:

o Individual-type employee benefit plan(s), such as an IRA, SEP IRA, SIMPLE IRA, 403(b) plan, or single-participant Keogh-type Defined Contribution plans (i.e., Money Purchase Pension, Profit Sharing);
o Business accounts solely controlled by you and/or a member of your immediate family (for example, you own the entire business);
o Trust accounts established by you and/or a member of your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;
o Individual purchases made by you and/or a member of your immediate family as a trustee if the investments are for a single trust estate;
o Endowments or foundations established and controlled by you and/or a member of your immediate family;
o UTMA/UGMA accounts if you and/or a member of your immediate family is the beneficiary or custodian; and
o Education IRAs (Coverdell Education Savings Accounts) if you and/or a member of your immediate family is the beneficiary or responsible individual.

The REINSTATEMENT PRIVILEDGE section on page 50 is updated to reflect that: (1) a shareholder must reinvest some or all of the proceeds into an identically registered account in the same Strong Fund and share class, except that proceeds from the sale of Class B shares will be reinvested in Class A shares; and (2) the reinvestment must occur within 90 days of the redemption in order to purchase shares without an initial sales charge.

The EXCHANGING SHARES paragraph beginning on page 55 in the section entitled "Additional Information" is updated to reflect that if a shareholder and/or his or her financial intermediary submits an exchange between Strong Funds with different share classes, the resulting transactions (redemption and purchase) will be subject to the applicable sales charges on the redemption, in addition to any sales charges applicable to the shares purchased, as described in the section entitled "What Share Classes We Offer" beginning on page 46.

The table found in the "What Share Classes We Offer" section on page 46 is deleted and replaced with the following:


                          CLASS A                       CLASS B                       CLASS C
------------------------- ----------------------------- ----------------------------- ------------------------
Initial Sales Charge      4.50% or less(1)              None                          None
                          2.25% or less(2)
------------------------- ----------------------------- ----------------------------- ------------------------
Contingent Deferred       1% on a single purchase of    5% on purchases sold within
Sales Charge (CDSC)       $1 million or more sold       1 year,  declining to 1%
                          within 1 year                 within 6 years and eliminated
                                                        after that
------------------------- ----------------------------- ----------------------------- ------------------------
Maximum 12b-1             0.25%                         1.00%                         1.00%
Distribution and
Service Fees
------------------------- ----------------------------- ----------------------------- ------------------------

(1) FOR THE ADVISOR BOND FUND, ADVISOR MUNICIPAL BOND FUND, AND THE ADVISOR STRATEGIC INCOME FUND.
(2)  FOR THE ADVISOR SHORT DURATION BOND FUND.

The prospectus is updated to clarify that the Fund will use the "first-in, first-out" (FIFO) method when taking any CDSC.

Please see the statement of additional information for a list of sales charge and CDSC waivers.

GOVERNMENT SECURITIES FUND, MINNESOTA TAX-FREE FUND, SHORT-TERM MUNICIPAL BOND FUND, AND WISCONSIN TAX-FREE FUND The EXCHANGING SHARES paragraph beginning on page 37 in the section entitled "Additional Information" is updated to reflect that if a shareholder and/or his or her financial intermediary submits an exchange between Strong Funds with different share classes, the resulting transactions (redemption and purchase) will be subject to the applicable sales charges on the redemption, in addition to any sales charges applicable to the shares purchased, as described in the section entitled "What are the Funds' fees and expenses?" beginning on page 16.

The prospectus is updated to clarify that the Fund will use the "first-in, first-out" (FIFO) method when taking any CDSC.

STRONG ADVISOR BOND FUND
Effective April 21, 2004, W. Frank Koster and Thomas M. Price are the Portfolio Co-Managers of the Strong Advisor Bond Fund. Mr. Koster's biography is found below. Mr. Price's biography can be found on page 20 of the prospectus.

         W. FRANK KOSTER co-manages the ADVISOR BOND FUND. Mr. Koster joined Strong in March 1999 and has co-managed the Fund since April 2004. Since March 2001, Mr. Koster has been a Portfolio Manager for Strong's institutional fixed-income accounts. From December 2000 to March 2001, he was a fixed-income product specialist, and from March 1999 to December 2000, he was a Senior Vice President of Strong's Institutional Business Group. Mr. Koster received his bachelor's degree in economics from The College of Wooster in 1979.

STRONG ADVISOR SHORT DURATION BOND FUND AND STRONG GOVERNMENT SECURITIES FUND Effective April 21, 2004, Jay N. Mueller and Thomas M. Price are the Portfolio Co-Managers of the Strong Advisor Short Duration Bond Fund, and W. Frank Koster and Mr. Mueller are the Portfolio Co-Managers of the Strong Government Securities Fund. Mr. Koster's and Mr. Mueller's biographies are found below. Mr. Price's biography can be found on page 20 of the Strong Advisor Income Funds - Classes A, B, and C prospectus and page 13 of the Strong Advisor Income Funds - Class C prospectus.

         W. FRANK KOSTER co-manages the GOVERNMENT SECURITIES FUND. Mr. Koster joined Strong in March 1999 and has co-managed the Fund since April 2004. Since March 2001, Mr. Koster has been a Portfolio Manager for Strong's institutional fixed-income accounts. From December 2000 to March 2001, he was a fixed-income product specialist, and from March 1999 to December 2000, he was a Senior Vice President of Strong's Institutional Business Group. Mr. Koster received his bachelor's degree in economics from The College of Wooster in 1979.

         JAY N. MUELLER, CFA, co-manages the ADVISOR SHORT DURATION BOND FUND and the GOVERNMENT SECURITIES FUND. He has earned the right to use the Chartered Financial Analyst(R) designation. He joined Strong as a
         Portfolio Manager in September 1991 and became the Director of Fixed Income for Strong in July 2002. He has co-managed the Funds since April 2004. Mr. Mueller received his bachelor's degree in economics from the University of Chicago in 1982.


The  date  of  this  Prospectus  Supplement  is  May  10,  2004.

RT44357  05-04                                          AIC504/FA202 05-04